Summary of Significant Accounting Policies (Details Textuals) (USD $)	12 Months Ended
	Dec. 29, 2013 Employee Segment	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Concentration of Credit Risk [Line Items]
Number Of Employees Engaged In Company Activities Worldwide	128,100
Number Of Business Segments	3
Sales Return Reserve as a Percent to Sales	1.00%		1.00%
Shipping, Handling and Transportation Costs	$ 1,128,000,000	$ 1,051,000,000	$ 1,022,000,000
Revenue From Shipping And Handling As Percentage Of Sales	less than 0.5%
Advertising Expense	2,500,000,000	2,300,000,000	2,600,000,000
Cumulative Amount Of Undistributed International Earnings	50,900,000,000	49,000,000,000
Cash and Cash Equivalents, at Carrying Value	20,927,000,000	14,911,000,000	24,542,000,000	19,355,000,000
Fiscal Year	52 weeks, but every five or six years the fiscal year consists of 53 weeks
Southern European Region [Member]
Concentration of Credit Risk [Line Items]
Accounts Receivable, Net	2,300,000,000	2,100,000,000
Consumer Vision Care Diabetes Care And Certain Pharmaceutical And Medical Devices And Diagnostic Customers [Member] | Southern European Region [Member]
Concentration of Credit Risk [Line Items]
Accounts Receivable, Net	1,300,000,000	1,200,000,000
Certain Distributors Of Pharmaceutical And Medical Devices And Diagnostic [Member] | Southern European Region [Member]
Concentration of Credit Risk [Line Items]
Accounts Receivable, Net	1,000,000,000	900,000,000
International [Member]
Concentration of Credit Risk [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 18,600,000,000	$ 14,800,000,000
Minimum [Member] | Software Development [Member]
Concentration of Credit Risk [Line Items]
Estimated useful lives of the assets	3 years
Maximum [Member] | Software Development [Member]
Concentration of Credit Risk [Line Items]
Estimated useful lives of the assets	8 years